DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communications - 13.3%
Alphabet, Inc. - Class A	154,884	$ 29,319,541
Electronic Arts, Inc.	124,226	18,174,264
Meta Platforms, Inc. - Class A	100,693	58,956,758
Spotify Technology S.A. (a)	46,018	20,587,533
Uber Technologies, Inc. (a)	304,066	18,341,261
		145,379,357
Consumer Discretionary - 9.4%
Amazon.com, Inc. (a)	301,467	66,138,845
Home Depot, Inc. (The)	34,304	13,343,913
TJX Companies, Inc. (The)	189,595	22,904,972
		102,387,730
Consumer Staples - 1.9%
Costco Wholesale Corporation	22,286	20,419,993

Energy - 2.1%
EOG Resources, Inc.	184,565	22,623,978

Financials - 12.4%
Aon plc - Class A	59,578	21,398,035
Berkshire Hathaway, Inc. - Class B (a)	48,057	21,783,277
Brookfield Corporation	951,791	54,680,393
Intercontinental Exchange, Inc.	149,247	22,239,295
Markel Group, Inc. (a)	8,986	15,511,903
		135,612,903
Health Care - 12.6%
Abbott Laboratories	178,474	20,187,194
Danaher Corporation	115,734	26,566,740
Intuitive Surgical, Inc. (a)	23,515	12,273,890
Novo Nordisk A/S - ADR	251,209	21,608,998
UnitedHealth Group, Inc.	73,534	37,197,909
Vertex Pharmaceuticals, Inc. (a)	48,396	19,489,069
		137,323,800
Industrials - 5.4%
Republic Services, Inc.	78,202	15,732,678
Rockwell Automation, Inc.	97,578	27,886,817
Union Pacific Corporation	66,389	15,139,347
		58,758,842
Materials - 7.7%
Air Products & Chemicals, Inc.	116,306	33,733,392
Martin Marietta Materials, Inc.	48,339	24,967,094

DAVENPORT CORE LEADERS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Materials - 7.7% (Continued)
Sherwin-Williams Company (The)	75,910	$ 25,804,086
		84,504,572
Technology - 33.3%
Accenture plc - Class A	78,405	27,582,095
Adobe, Inc. (a)	65,286	29,031,378
Advanced Micro Devices, Inc. (a)	137,608	16,621,670
Analog Devices, Inc.	61,163	12,994,691
Apple, Inc.	159,311	39,894,661
Broadcom, Inc.	146,180	33,890,371
Mastercard, Inc. - Class A	59,798	31,487,833
Microsoft Corporation	112,531	47,431,817
NVIDIA Corporation	359,200	48,236,968
Palo Alto Networks, Inc. (a)	102,856	18,715,678
ServiceNow, Inc. (a)	30,875	32,731,205
Visa, Inc. - Class A	77,660	24,543,666
		363,162,033

Total Common Stocks (Cost $579,941,416)		$ 1,070,173,208

MONEY MARKET FUNDS - 1.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.40% (b) (Cost $21,291,562)	21,291,562	$ 21,291,562

Total Investments at Value - 100.0% (Cost $601,232,978)		$ 1,091,464,770

Liabilities in Excess of Other Assets - (0.0%) (c)		(436,131)

Net Assets - 100.0%		$ 1,091,028,639

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.
(c)	Percentage rounds to less than 0.1%.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Communications - 2.9%
Comcast Corporation - Class A	684,096	$ 25,674,123

Consumer Discretionary - 5.9%
Genuine Parts Company	114,184	13,332,124
Lowe's Companies, Inc.	75,071	18,527,522
McDonald's Corporation	67,919	19,689,039
		51,548,685
Consumer Staples - 13.7%
Anheuser-Busch InBev S.A./N.V. - ADR	504,125	25,241,539
Hershey Company (The)	69,016	11,687,860
Keurig Dr Pepper, Inc.	601,083	19,306,786
PepsiCo, Inc.	97,080	14,761,985
Philip Morris International, Inc.	240,944	28,997,610
Walmart, Inc.	209,055	18,888,119
		118,883,899
Energy - 7.5%
Chevron Corporation	210,481	30,486,068
Enbridge, Inc.	415,078	17,611,760
Schlumberger Ltd.	441,021	16,908,745
		65,006,573
Financials - 21.0%
Berkshire Hathaway, Inc. - Class B (a)	42,548	19,286,157
Brookfield Asset Management Ltd. - Class A	416,718	22,581,948
Brookfield Corporation	417,451	23,982,560
Citigroup, Inc.	230,835	16,248,476
Fairfax Financial Holdings Ltd.	18,747	26,053,831
Fidelity National Financial, Inc.	268,304	15,062,586
JPMorgan Chase & Company	89,614	21,481,372
Markel Group, Inc. (a)	11,438	19,744,619
Wells Fargo & Company	255,757	17,964,372
		182,405,921
Health Care - 17.2%
Becton, Dickinson and Company	85,677	19,437,541
Bristol-Myers Squibb Company	445,188	25,179,833
Elevance Health, Inc.	44,926	16,573,202
Johnson & Johnson	196,306	28,389,774
Medtronic plc	252,099	20,137,668
Merck & Company, Inc.	142,723	14,198,084
Sanofi - ADR	525,040	25,322,679
		149,238,781

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Industrials - 17.1%
FedEx Corporation	51,370	$ 14,451,922
Johnson Controls International plc	290,375	22,919,299
L3Harris Technologies, Inc.	119,534	25,135,610
Norfolk Southern Corporation	106,081	24,897,211
TE Connectivity plc	144,697	20,687,330
United Parcel Service, Inc. - Class B	175,884	22,178,972
Watsco, Inc.	39,678	18,803,007
		149,073,351
Real Estate - 4.2%
American Tower Corporation	89,669	16,446,191
Lamar Advertising Company - Class A	166,231	20,236,962
		36,683,153
Technology - 4.9%
HP, Inc.	548,766	17,906,235
Oracle Corporation	148,255	24,705,213
		42,611,448
Utilities - 3.6%
NextEra Energy, Inc.	435,887	31,248,739

Total Common Stocks (Cost $658,257,520)		$ 852,374,673

MONEY MARKET FUNDS - 1.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.40% (b) (Cost $16,874,143)	16,874,143	$ 16,874,143

Total Investments at Value - 99.9% (Cost $675,131,663)		$ 869,248,816

Other Assets in Excess of Liabilities - 0.1%		885,533

Net Assets - 100.0%		$ 870,134,349

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communications - 2.5%
Take-Two Interactive Software, Inc. (a)	120,367	$ 22,157,157

Consumer Discretionary - 23.4%
CarMax, Inc. (a)	402,058	32,872,262
DraftKings, Inc. - Class A (a)	931,916	34,667,275
Etsy, Inc. (a)	527,043	27,875,304
Live Nation Entertainment, Inc. (a)	490,291	63,492,685
Mobileye Global, Inc. - Class A (a)	847,700	16,886,184
O'Reilly Automotive, Inc. (a)	29,823	35,364,114
		211,157,824
Consumer Staples - 2.5%
Casey's General Stores, Inc.	56,984	22,578,770

Financials - 24.2%
Brookfield Asset Management Ltd. - Class A	468,039	25,363,034
Brookfield Corporation	1,035,707	59,501,367
Fairfax Financial Holdings Ltd.	22,652	31,480,844
Fidelity National Financial, Inc.	356,894	20,036,029
Kinsale Capital Group, Inc.	115,026	53,502,043
Markel Group, Inc. (a)	16,445	28,387,852
		218,271,169
Health Care - 7.8%
Align Technology, Inc. (a)	200,553	41,817,306
Avantor, Inc. (a)	1,348,750	28,418,163
		70,235,469
Industrials - 19.5%
Clean Harbors, Inc. (a)	153,011	35,213,952
Enovis Corporation (a)	811,227	35,596,641
ESAB Corporation	267,670	32,104,340
J.B. Hunt Transport Services, Inc.	137,578	23,479,061
Watsco, Inc.	46,599	22,082,800
Xylem, Inc.	236,567	27,446,503
		175,923,297
Materials - 6.5%
Martin Marietta Materials, Inc.	61,832	31,936,228
Sherwin-Williams Company (The)	79,460	27,010,838
		58,947,066
Real Estate - 5.1%
American Tower Corporation	105,282	19,309,772

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Real Estate - 5.1% (Continued)
Lamar Advertising Company - Class A	221,240	$ 26,933,757
		46,243,529
Technology - 6.1%
Alight, Inc. - Class A	3,171,260	21,945,119
Autodesk, Inc. (a)	57,011	16,850,741
PTC, Inc. (a)	87,424	16,074,651
		54,870,511

Total Common Stocks (Cost $607,451,873)		$ 880,384,792

MONEY MARKET FUNDS - 2.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.40% (b) (Cost $22,246,115)	22,246,115	$ 22,246,115

Total Investments at Value - 100.1% (Cost $629,697,988)		$ 902,630,907

Liabilities in Excess of Other Assets - (0.1%)		(621,652)

Net Assets - 100.0%		$ 902,009,255

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Communications - 5.4%
Cable One, Inc.	59,563	$ 21,568,954
Liberty Latin America Ltd. - Class C (a)	2,902,627	18,402,655
Shenandoah Telecommunications Company	988,855	12,469,461
		52,441,070
Consumer Discretionary - 23.8%
Caesars Entertainment, Inc. (a)	500,000	16,710,000
DraftKings, Inc. - Class A (a)	379,017	14,099,433
Etsy, Inc. (a)	672,988	35,594,335
Golden Entertainment, Inc.	1,277,880	40,381,008
Monarch Casino & Resort, Inc.	790,243	62,350,173
OneSpaWorld Holdings Ltd.	2,227,679	44,330,812
Six Flags Entertainment Corporation	373,248	17,986,821
		231,452,582
Consumer Staples - 4.0%
J & J Snack Foods Corporation	248,460	38,543,600

Energy - 4.8%
California Resources Corporation	727,191	37,733,941
CNX Resources Corporation (a)	257,856	9,455,580
		47,189,521
Financials - 10.9%
Atlantic Union Bankshares Corporation	370,000	14,015,600
Kinsale Capital Group, Inc.	122,799	57,117,499
Stewart Information Services Corporation	514,051	34,693,302
		105,826,401
Health Care - 1.1%
Perrigo Company plc	398,334	10,241,167

Industrials - 21.0%
Chart Industries, Inc. (a)	134,066	25,585,156
Enovis Corporation (a)	1,124,999	49,364,956
ESAB Corporation	354,813	42,556,271
Generac Holdings, Inc. (a)	253,287	39,272,149
Hexcel Corporation	500,000	31,350,000
Kirby Corporation (a)	155,000	16,399,000
		204,527,532
Materials - 5.8%
NewMarket Corporation	54,944	29,029,662
Trex Company, Inc. (a)	391,270	27,009,368
		56,039,030

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Real Estate - 8.0%
FRP Holdings, Inc. (a)	204,121	$ 6,252,226
Janus International Group, Inc. (a)	3,251,929	23,901,678
Lamar Advertising Company - Class A	145,431	17,704,770
Outfront Media, Inc.	1,717,176	30,462,703
		78,321,377
Technology - 9.8%
Alight, Inc. - Class A	4,071,274	28,173,216
HealthEquity, Inc. (a)	298,565	28,647,312
Verra Mobility Corporation (a)	1,599,605	38,678,449
		95,498,977

Total Common Stocks (Cost $793,186,755)		$ 920,081,257

EXCHANGE-TRADED FUNDS - 2.4%	Shares	Value
ALPS Medical Breakthroughs ETF (Cost $22,485,098)	723,402	$ 23,893,968

MONEY MARKET FUNDS - 3.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.40% (b) (Cost $32,741,042)	32,741,042	$ 32,741,042

Total Investments at Value - 100.4% (Cost $848,412,895)		$ 976,716,267

Liabilities in Excess of Other Assets - (0.4%)		(3,850,966)

Net Assets - 100.0%		$ 972,865,301

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS - 57.0%	Shares	Value
Communications - 1.6%
Comcast Corporation - Class A	102,201	$ 3,835,604

Consumer Discretionary - 3.3%
Genuine Parts Company	17,247	2,013,760
Lowe's Companies, Inc.	11,344	2,799,699
McDonald's Corporation	9,828	2,849,039
		7,662,498
Consumer Staples - 8.4%
Anheuser-Busch InBev S.A./N.V. - ADR	74,741	3,742,282
Hershey Company (The)	10,245	1,734,991
Kenvue, Inc.	108,000	2,305,800
Keurig Dr Pepper, Inc.	86,948	2,792,770
PepsiCo, Inc.	14,405	2,190,424
Philip Morris International, Inc.	34,859	4,195,280
Walmart, Inc.	31,149	2,814,312
		19,775,859
Energy - 5.3%
Chevron Corporation	31,803	4,606,347
Enbridge, Inc.	60,275	2,557,468
Enterprise Products Partners, L.P.	87,000	2,728,320
Schlumberger Ltd.	66,615	2,554,019
		12,446,154
Financials - 11.4%
Berkshire Hathaway, Inc. - Class B (a)	6,141	2,783,593
Brookfield Asset Management Ltd. - Class A	60,284	3,266,790
Brookfield Corporation	60,623	3,482,791
Citigroup, Inc.	33,536	2,360,599
Fairfax Financial Holdings Ltd.	2,819	3,917,733
Fidelity National Financial, Inc.	39,078	2,193,839
JPMorgan Chase & Company	13,486	3,232,729
Markel Group, Inc. (a)	1,665	2,874,173
Wells Fargo & Company	37,851	2,658,654
		26,770,901
Health Care - 9.3%
Becton, Dickinson and Company	12,941	2,935,925
Bristol-Myers Squibb Company	64,412	3,643,143
Elevance Health, Inc.	6,712	2,476,057
Johnson & Johnson	28,470	4,117,331
Medtronic plc	36,857	2,944,137
Merck & Company, Inc.	21,100	2,099,028

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 57.0% (Continued)	Shares	Value
Health Care - 9.3% (Continued)
Sanofi - ADR	78,443	$ 3,783,306
		21,998,927
Industrials - 9.2%
FedEx Corporation	7,451	2,096,190
Johnson Controls International plc	42,024	3,316,954
L3Harris Technologies, Inc.	17,290	3,635,741
Norfolk Southern Corporation	15,848	3,719,525
TE Connectivity plc	20,730	2,963,768
United Parcel Service, Inc. - Class B	26,017	3,280,744
Watsco, Inc.	5,866	2,779,839
		21,792,761
Real Estate - 2.3%
American Tower Corporation	13,316	2,442,287
Lamar Advertising Company - Class A	24,867	3,027,309
		5,469,596
Technology - 2.7%
HP, Inc.	81,357	2,654,679
Oracle Corporation	22,153	3,691,576
		6,346,255
Utilities - 3.5%
Brookfield Infrastructure Partners, L.P.	61,867	1,966,752
Brookfield Renewable Partners, L.P.	76,999	1,754,807
NextEra Energy, Inc.	63,059	4,520,700
		8,242,259

Total Common Stocks (Cost $107,237,197)		$ 134,340,814

FIXED RATE CORPORATE BONDS - 28.9%	Par Value	Value
Communications - 3.8%
Meta Platforms, Inc., 4.950%, due 05/15/2033	$ 4,990,000	$ 4,998,236
VeriSign, Inc., 5.250%, due 04/01/2025	3,950,000	3,949,148
		8,947,384
Consumer Discretionary - 0.6%
Lowe's Companies, Inc., 4.400%, due 09/08/2025	1,525,000	1,522,808

Consumer Staples - 2.3%
Keurig Dr Pepper, Inc., 5.050%, due 03/15/2029	2,500,000	2,507,369
Phillip Morris International, Inc., 5.375%, due 02/15/2033	2,995,000	3,001,509
		5,508,878

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 28.9% (Continued)	Par Value	Value
Energy - 5.8%
Boardwalk Pipelines, L.P., 4.450%, due 07/15/2027	$ 2,200,000	$ 2,176,954
BP Capital Markets America, 4.812%, due 02/13/2033	2,990,000	2,885,398
MPLX, L.P., 4.125%, due 03/01/2027	3,250,000	3,201,963
Occidental Petroleum Corporation, 5.550%, due 10/01/2034	3,500,000	3,410,180
ONEOK, Inc., 5.550%, due 11/01/2026	1,995,000	2,019,695
		13,694,190
Financials - 6.9%
Bank of Montreal, 5.920%, due 09/25/2025	3,990,000	4,027,974
BlackRock, Inc., 4.750%, due 05/25/2033	3,000,000	2,938,334
Charles Schwab Corporation (The), 5.875%, due 08/24/2026	3,750,000	3,814,626
Royal Bank of Canada, 5.000%, due 05/02/2033	3,000,000	2,949,504
Wells Fargo & Company, 4.811%, due 01/15/2026	2,500,000	2,507,158
		16,237,596
Health Care - 5.1%
Bristol-Myers Squibb Company, 5.900%, due 11/15/2033	3,000,000	3,149,744
HCA, Inc., 5.450%, due 04/01/2031	3,500,000	3,493,444
Merck & Company, Inc., 4.500%, due 05/17/2033	2,490,000	2,399,534
Zoetis, Inc., 5.400%, due 11/14/2025	2,990,000	3,005,678
		12,048,400
Industrials - 0.9%
Waste Management, Inc., 4.875%, due 02/15/2029	1,995,000	2,005,532

Technology - 2.2%
Fiserv, Inc., 3.200%, due 07/01/2026	2,325,000	2,274,058
Oracle Corporation, 5.800%, due 11/10/2025	2,990,000	3,019,697
		5,293,755
Utilities - 1.3%
NextEra Energy Capital Holdings, Inc., 6.051%, due 03/01/2025	2,995,000	3,000,310

Total Fixed Rate Corporate Bonds (Cost $68,423,917)		$ 68,258,853

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 1.0%	Par Value	Value
Richmond, VA, GO, Public Improvement Bonds,
4.800%, due 03/01/2033 (Cost $2,531,082)	$ 2,455,000	$ 2,444,622

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.2%	Par Value	Value
Federal Farm Credit Bank - 4.2%
5.26%, due 11/14/2033	$ 5,000,000	$ 4,985,517
5.33%, due 10/17/2039	5,000,000	4,972,776
Total U.S. Government & Agency Obligations (Cost $9,971,673)		$ 9,958,293

U.S. TREASURY OBLIGATIONS - 4.8%	Par Value	Value
U.S. Treasury Notes - 4.8%
2.750%, due 06/30/2025	$ 4,810,000	$ 4,775,503
4.750%, due 07/31/2025	2,000,000	2,005,508
4.875%, due 04/30/2026	2,500,000	2,519,336
3.875%, due 08/15/2033	2,000,000	1,903,672
Total U.S. Treasury Obligations (Cost $11,175,596)		$ 11,204,019

MONEY MARKET FUNDS - 3.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.40% (b) (Cost $8,449,427)	8,449,427	$ 8,449,427

Total Investments at Value - 99.5% (Cost $207,788,892)		$ 234,656,028

Other Assets in Excess of Liabilities - 0.5%		1,242,054

Net Assets - 100.0%		$ 235,898,082

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

DAVENPORT INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Consumer Discretionary - 6.8%
Genuine Parts Company	19,875	$ 2,320,605
LKQ Corporation	38,000	1,396,500
NIKE, Inc. - Class B	38,000	2,875,460
		6,592,565
Consumer Staples - 6.4%
Darling Ingredients, Inc. (a)	53,000	1,785,570
Kenvue, Inc.	70,000	1,494,500
Keurig Dr Pepper, Inc.	90,000	2,890,800
		6,170,870
Energy - 3.3%
EOG Resources, Inc.	26,000	3,187,080

Financials - 9.2%
Aon plc - Class A	8,500	3,052,860
Charles Schwab Corporation (The)	49,000	3,626,490
Everest Group Ltd.	6,000	2,174,760
		8,854,110
Health Care - 13.5%
Align Technology, Inc. (a)	16,000	3,336,160
Bristol-Myers Squibb Company	35,000	1,979,600
Charles River Laboratories International, Inc. (a)	14,800	2,732,080
Johnson & Johnson	14,000	2,024,680
Zimmer Biomet Holdings, Inc.	28,000	2,957,640
		13,030,160
Industrials - 20.7%
Amphenol Corporation - Class A	29,000	2,014,050
Chart Industries, Inc. (a)	10,000	1,908,400
Eaton Corporation plc	6,200	2,057,594
Emerson Electric Company	19,500	2,416,635
FedEx Corporation	8,000	2,250,640
Hexcel Corporation	35,000	2,194,500
Keysight Technologies, Inc. (a)	17,500	2,811,025
Norfolk Southern Corporation	10,000	2,347,000
United Parcel Service, Inc. - Class B	16,000	2,017,600
		20,017,444
Materials - 7.6%
Air Products & Chemicals, Inc.	10,700	3,103,428
Ball Corporation	35,500	1,957,115
Corteva, Inc.	40,000	2,278,400
		7,338,943

DAVENPORT INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Real Estate - 1.5%
Mid-America Apartment Communities, Inc.	9,500	$ 1,468,415

Technology - 24.8%
Booz Allen Hamilton Holding Corporation	11,500	1,480,050
CDW Corporation	11,000	1,914,440
Leidos Holdings, Inc.	10,500	1,512,630
Marvell Technology, Inc.	25,000	2,761,250
Mastercard, Inc. - Class A	7,400	3,896,618
Maximus, Inc.	40,000	2,986,000
MSCI, Inc.	3,870	2,322,039
Skyworks Solutions, Inc.	28,000	2,483,040
TransUnion	24,000	2,225,040
Zebra Technologies Corporation - Class A (a)	6,000	2,317,320
		23,898,427
Utilities - 3.2%
NextEra Energy, Inc.	42,500	3,046,825

Total Common Stocks (Cost $88,237,806)		$ 93,604,839

MONEY MARKET FUNDS - 3.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.40% (b) (Cost $3,016,685)	3,016,685	$ 3,016,685

Total Investments at Value - 100.1% (Cost $91,254,491)		$ 96,621,524

Liabilities in Excess of Other Assets - (0.1%)		(64,945)

Net Assets - 100.0%		$ 96,556,579

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.